Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current Income Tax	$ (594,116,846)	$ (103,313,095)	$ (158,553,496)
Tax Advances	45,009,263	48,072,531	46,676,027
Current Income Tax Liabilities	$ (549,107,583)	$ (55,240,564)	$ (111,877,469)